Commitments and Contingencies - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) Mcf $ / Mcf
Commitment And Contingencies [Line Items]
Volume delivery commitment | Mcf		18,250,000
Delivery commitment period		2021-11
Volume delivered | Mcf		3,037,500
Delivery commitment term		In the event that the Company is unable to meet this natural gas volume delivery commitment, it would incur deficiency fees of $0.625 per mcf.
Deficiency fees per unit | $ / Mcf		0.625
Deficiency fees | $	$ 8.6
Drilling Rig Commitments
Commitment And Contingencies [Line Items]
Drilling Commitment | $		$ 5.1